Financial instruments and financial risk management (Tables)	10 Months Ended
Jan. 31, 2024
Financial instruments and financial risk management
Schedule of carrying value of the financial instruments

	Level 1	Level 2	Level 3	Total
Derivative warrant liabilities – Private Warrants	—	26,608	—	26,608
Derivative warrant liabilities – Public Warrants	750,000	—	—	750,000
Convertible notes	—	—	2,500,000	—
Balance, January 31, 2024	$750,000	$26,608	$2,500,000	$776,608

Schedule of maturities of contractual obligations

	Carrying	Contractual	Less than 1	Between 1
	Amount	Cash Flows	year	and 3 year
Accounts payable & accrued liabilities	$1,110,564	$1,110,564	$1,110,564	$—
Convertible note liability	2,500,000	$3,625,000	$250,000	3,375,000
Due to NCAC sponsor	1,615,501	1,615,501	1,615,501	—
Due to Psyence Group Inc	1,460,657	1,460,657	1,460,657	—
Total contractual obligations	$6,686,722	$7,811,722	$4,436,722	$3,375,000